Note 5 - Common Stock (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants	April 30, 2013	January 31, 2013
Opening Balance	7,187,001	7,459,666
Granted	-	267,335
Exercised	-	(500,000)
Expired	-	(40,000)
Closing Balance	7,187,001	7,187,001

Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	-
Balance, January 31, 2013	7,187,001	7,459,666

Share Based Compensation [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

Warrant [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%